OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of Other Current Assets

at December 31	2023	2022
(millions of Canadian $)

Fair value of derivative contracts (Note 29)	1,285	614
Current portion of net investment in leases (Note 11)	306	291
Contract assets (Note 6)	151	155
Current portion of Keystone environmental provision recovery (Note 18)	150	410
Cash provided as collateral	120	106
Emissions credits	94	36
Prepaid expenses	92	118
Keystone XL contractual recoveries (Note 7)	83	86
Regulatory assets (Note 14)	76	67
Keystone XL assets held for sale	58	122
Other	88	147
	2,503	2,152